Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
Taxes Payable
11. Taxes Payable
The following is a summary of taxes payable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
VAT payable	14,634	23,225
Enterprise income taxes payable	14,036	11,253
Withholding individual income taxes for employees	16,680	10,840
Others	5,558	7,463

Total	50,908	52,781